Accounts Receivable, Net (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Account receivable	¥ 116,963		¥ 132,849
Less: Allowance for credit losses	(45,625)		(46,756)
Total	¥ 71,338	$ 9,816	¥ 86,093